UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21853

Northern Lights Variable Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street; Omaha, NE 68137

(Address of principal executive offices)

Emile Molineaux, Gemini Fund Services, LLC.

4020 South 147th Street; Omaha, NE 68137

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

12/31

Date of reporting period:  9/30/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Jefferson National Equity Fund
PORTFOLIO OF INVESTMENTS
September 30, 2010 (Unaudited)
Shares			Value

	COMMON STOCK - 98.9%
	ADVERTISING - 0.7%
8,800	Clear Channel Outdoor Holdings, Inc. - Cl. A *		$ 100,584
44,200	Interpublic Group of Cos., Inc. *		443,326
			543,910
	AEROSPACE/DEFENSE - 0.7%
2,100	Cubic Corp.		85,680
100	Esterline Technologies Corp. *		5,723
600	Herley Industries, Inc. *		9,900
200	Kaman Corp.		5,242
6,300	L-3 Communications Holdings, Inc.		455,301
1,000	Teledyne Technologies, Inc. *		39,820
			601,666
	AGRICULTURE - 0.6%
1,800	Andersons, Inc.		68,220
5,300	Lorillard, Inc.		425,643
100	Universal Corp.		4,009
			497,872
	AIRLINES - 0.9%
1,100	Alaska Air Group, Inc. *		56,133
8,200	Continental Airlines, Inc. *		203,688
16,800	Southwest Airlines Co.		219,576
4,900	United Continental Holdings, Inc. *		115,787
11,100	US Airways Group, Inc. *		102,675
			697,859
	APPAREL - 0.9%
4,800	Coach, Inc.		206,208
1,800	CROCS, Inc. *		23,418
900	Deckers Outdoor Corp. *		44,964
11,400	Jones Apparel Group, Inc.		223,896
400	Maidenform Brands, Inc. *		11,540
200	Oxford Industries, Inc.		4,756
1,500	Perry Ellis International, Inc. *		32,775
600	Skechers U.S.A., Inc. - Cl. A *		14,094
400	Steven Madden Ltd. *		16,424
1,000	Timberland Co. *		19,810
200	Under Armour, Inc. - Cl. A *		9,008
1,000	VF Corp.		81,020
600	Warnaco Group, Inc. *		30,678
500	Wolverine World Wide, Inc.		14,505
			733,096
	AUTO MANUFACTURERS - 0.3%
8,400	Oshkosh Corp. *		231,000

Jefferson National Equity Fund
PORTFOLIO OF INVESTMENTS
September 30, 2010 (Unaudited) (Continued)
Shares			Value
	AUTO PARTS & EQUIPMENT - 0.7%
1,400	American Axle & Manufacturing Holdings, Inc. *		$ 12,628
2,000	Cooper Tire & Rubber Co.		39,260
2,300	Dana Holding Corp. *		28,336
900	Standard Motor Products, Inc.		9,477
1,500	Tenneco, Inc. *		43,455
11,100	TRW Automotive Holdings Corp. *		461,316
			594,472
	BANKS - 3.5%
1,000	Alliance Financial Corp.		30,230
400	Bancfirst Corp.		16,184
1,100	Bancorp Rhode Island, Inc.		30,723
600	Cass Information Systems, Inc.		20,586
800	Chemical Financial Corp.		16,512
25,700	Comerica, Inc.		954,755
1,700	Community Bank System, Inc.		39,117
1,000	Community Trust Bancorp, Inc.		27,090
1,800	Enterprise Financial Services Corp.		16,740
15,300	Fifth Third Bancorp		184,059
3,200	Financial Institutions, Inc.		56,512
900	First Financial Corp.		26,550
4,100	First Merchants Corp.		31,283
11,600	FNB Corp.		99,296
13,900	KeyCorp		110,644
8,700	M&T Bank Corp.		711,747
400	Merchants Bancshares, Inc.		9,976
2,100	MidWestOne Financial Group, Inc.		30,786
600	Park National Corp.		38,424
300	Peoples Bancorp, Inc.		3,711
1,100	Renasant Corp.		16,731
3,300	Republic Bancorp, Inc. - Cl. A		69,729
4,200	Sandy Spring Bancorp, Inc.		65,100
900	Sierra Bancorp		11,115
3,800	Trustmark Corp.		82,612
900	United Bankshares, Inc.		22,401
2,000	Washington Banking Co.		27,720
3,000	WesBanco, Inc.		49,020
			2,799,353
	BEVERAGES - 1.2%
300	Boston Beer Co., Inc. *		20,061
4,800	Brown-Forman Corp.		295,872
6,200	Coca-Cola Enterprises, Inc.		192,200
8,900	Dr Pepper Snapple Group, Inc.		316,128
2,600	Hansen Natural Corp. *		121,212
1,500	National Beverage Corp.		21,000
			966,473
Jefferson National Equity Fund
PORTFOLIO OF INVESTMENTS
September 30, 2010 (Unaudited) (Continued)
Shares			Value
	BIOTECHNOLOGY - 1.1%
600	Acorda Therapeutics, Inc. *		$ 19,812
4,300	Alexion Pharmaceuticals, Inc. *		276,748
11,400	Ariad Pharmaceuticals, Inc. *		43,548
1,400	Cubist Pharmaceuticals, Inc. *		32,746
1,900	Incyte Corp. Ltd. *		30,381
7,192	Life Technologies Corp. *		335,794
2,300	Ligand Pharmaceuticals, Inc. *		3,634
2,700	Medicines Co. *		38,340
400	Seattle Genetics, Inc. *		6,212
30,100	SuperGen, Inc. *		62,909
			850,124
	BUILDING MATERIALS - 0.9%
1,100	Drew Industries, Inc. *		22,946
3,500	Gibraltar Industries, Inc. *		31,430
14,300	Lennox International, Inc.		596,167
3,400	Owens Corning *		87,142
500	Simpson Manufacturing Co., Inc.		12,890
500	Trex Co., Inc. *		9,535
			760,110
	CHEMICALS - 3.0%
1,900	Arch Chemicals, Inc.		66,671
200	Balchem Corp.		6,172
18,000	Cabot Corp.		586,260
7,600	Cytec Industries, Inc.		428,488
3,300	Eastman Chemical Co.		244,200
800	Ferro Corp. *		10,312
300	Innophos Holdings, Inc.		9,930
200	Kraton Performance Polymers, Inc. *		5,430
6,700	Lubrizol Corp.		709,999
200	NewMarket Corp.		22,736
6,100	Omnova Solutions, Inc. *		43,859
6,200	PolyOne Corp. *		74,958
1,500	PPG Industries, Inc.		109,200
1,650	Rockwood Holdings, Inc. *		51,925
800	Westlake Chemical Corp.		23,944
			2,394,084
	COAL - 0.0%
500	Cloud Peak Energy, Inc. *		9,125

Jefferson National Equity Fund
PORTFOLIO OF INVESTMENTS
September 30, 2010 (Unaudited) (Continued)
Shares			Value
	COMMERCIAL SERVICES - 3.5%
1,800	Administaff, Inc.		$ 48,474
7,700	Advance America Cash Advance Centers, Inc.		31,031
500	Advisory Board Co. *		22,075
500	Bridgepoint Education, Inc. *		7,730
600	Capella Education Co. *		46,572
2,800	Career Education Corp. *		60,116
600	Chemed Corp.		34,182
800	Coinstar, Inc. *		34,392
100	Consolidated Graphics, Inc. *		4,145
2,100	Corporate Executive Board Co.		66,276
1,900	Deluxe Corp.		36,347
2,600	Diamond Management & Technology Consultants, Inc.		32,500
100	Dollar Thrifty Automotive Group, Inc. *		5,014
1,100	Forrester Research, Inc. *		36,388
9,600	Gartner, Inc. *		282,624
8,000	H&R Block, Inc.		103,600
9,300	Hillenbrand, Inc.		200,043
1,000	ITT Educational Services, Inc. *		70,270
6,300	Kelly Services, Inc. *		73,899
11,100	Manpower, Inc.		579,420
150	MAXIMUS, Inc.		9,237
500	Medifast, Inc. *		13,565
5,000	Moody's Corp.		124,900
200	Parexel International Corp. *		4,626
600	Pre-Paid Legal Services, Inc. *		37,494
3,300	Providence Service Corp. *		54,087
1,400	Rollins, Inc.		32,732
13,100	RR Donnelley & Sons Co.		222,176
8,200	SFN Group, Inc. *		49,282
2,700	Sotheby's		99,414
555	Strayer Education, Inc.		96,848
600	Team Health Holdings, Inc. *		7,746
3,700	Towers Watson & Co.		181,966
800	Universal Technical Institute, Inc.		15,640
3,000	Valassis Communications, Inc. *		101,670
300	Wright Express Corp. *		10,713
			2,837,194
Jefferson National Equity Fund
PORTFOLIO OF INVESTMENTS
September 30, 2010 (Unaudited) (Continued)
Shares			Value
	COMPUTERS - 4.0%
2,100	Cognizant Technology Solutions Corp. - Cl. A *		$ 135,387
10,700	DST Systems, Inc.		479,788
900	Fortinet, Inc. *		22,500
3,100	Imation Corp. *		28,923
2,600	Insight Enterprises, Inc. *		40,664
5,300	Isilon Systems, Inc. *		118,084
15,300	Lexmark International, Inc. *		682,686
1,700	Magma Design Automation, Inc. *		6,290
2,400	Manhattan Associates, Inc. *		70,440
9,600	MICROS Systems, Inc. *		406,368
4,500	Ness Technologies, Inc. *		20,250
10,900	NetApp, Inc. *		542,711
300	Netscout Systems, Inc. *		6,153
2,400	Radiant Systems, Inc. *		41,040
900	Riverbed Technology, Inc. *		41,022
10,600	SanDisk Corp. *		388,490
3,900	Teradata Corp. *		150,384
800	Xyratex Ltd. *		11,872
			3,193,052
	COSMETICS/PERSONAL CARE - 0.5%
6,300	Avon Products, Inc.		202,293
1,600	Elizabeth Arden, Inc. *		31,984
2,600	Estee Lauder Cos., Inc.		164,398
500	Inter Parfums, Inc.		8,795
			407,470
	DISTRIBUTION/WHOLESALE - 1.3%
1,300	MWI Veterinary Supply, Inc. *		75,036
4,050	Owens & Minor, Inc.		115,263
1,000	United Stationers, Inc. *		53,510
600	Watsco, Inc.		33,408
6,300	WW Grainger, Inc.		750,393
			1,027,610
	DIVERSIFIED FINANCIAL SERVICES - 3.3%
15,400	Ameriprise Financial, Inc.		728,882
53,000	Discover Financial Services		884,040
3,000	IntercontinentalExchange, Inc. *		314,160
8,500	Janus Capital Group, Inc.		93,075
6,800	MF Global Holdings Ltd. *		48,960
1,200	National Financial Partners Corp. *		15,204
6,300	Nelnet, Inc. - Cl. A		144,144
27,500	SLM Corp. *		317,625
4,100	Waddell & Reed Financial, Inc.		112,176
1,000	World Acceptance Corp. *		44,160
			2,702,426
Jefferson National Equity Fund
PORTFOLIO OF INVESTMENTS
September 30, 2010 (Unaudited) (Continued)
Shares			Value
	ELECTRIC - 4.4%
1,100	Allete, Inc.		$ 40,073
29,600	Ameren Corp.		840,640
1,850	Avista Corp.		38,628
300	Cleco Corp.		8,886
15,600	DTE Energy Co.		716,508
400	El Paso Electric Co. *		9,512
1,100	IDACORP, Inc.		39,512
13,300	Integrys Energy Group, Inc.		692,398
1,100	MGE Energy, Inc.		43,549
9,500	Northeast Utilities		280,915
700	NorthWestern Corp.		19,950
5,300	NRG Energy, Inc. *		110,346
8,950	Pinnacle West Capital Corp.		369,367
4,800	PNM Resources, Inc.		54,672
600	Portland General Electric Co.		12,168
15,600	TECO Energy, Inc.		270,192
800	Unisource Energy Corp.		26,744
			3,574,060
	ELECTRICAL COMPONENT & EQUIPMENT - 0.7%
500	Belden, Inc.		13,190
1,100	Encore Wire Corp.		22,561
4,300	Energizer Holdings, Inc. *		289,089
2,600	GrafTech International Ltd. *		40,638
600	Littelfuse, Inc. *		26,220
21,000	Power-One, Inc. *		190,890
			582,588
	ELECTRONICS - 1.7%
4,100	Agilent Technologies, Inc. *		136,817
500	Analogic Corp.		22,440
2,400	Ballantyne Strong, Inc. *		20,760
1,100	Coherent, Inc. *		44,011
1,600	Dolby Laboratories, Inc. - Cl. A *		90,896
20,600	Jabil Circuit, Inc.		296,846
400	Keithley Instruments, Inc.		8,604
800	Measurement Specialties, Inc. *		14,784
18,900	Tech Data Corp. *		761,670
600	Watts Water Technologies, Inc.		20,430
1,500	Zygo Corp. *		14,700
			1,431,958
Jefferson National Equity Fund
PORTFOLIO OF INVESTMENTS
September 30, 2010 (Unaudited) (Continued)
Shares			Value
	ENGINEERING & CONSTRUCTION - 1.2%
7,500	Chicago Bridge & Iron Co. NV *		$ 183,375
5,300	EMCOR Group, Inc. *		130,327
1,400	Exponent, Inc. *		47,026
3,400	Fluor Corp.		168,402
12,400	KBR, Inc.		305,536
3,300	Tutor Perini Corp. *		66,297
			900,963
	ENTERTAINMENT - 0.0%
1,800	Cinemark Holdings, Inc.		28,980

	ENVIRONMENTAL CONTROL - 0.0%
300	Clean Harbors, Inc. *		20,325

	FOOD - 2.8%
6,900	Campbell Soup Co.		246,675
9,000	Corn Products International, Inc.		337,500
500	Fresh Del Monte Produce, Inc. *		10,850
11,400	Hershey Co.		542,526
12,400	Hormel Foods Corp.		553,040
1,400	John B. Sanfilippo & Son, Inc. *		18,480
1,300	Nash Finch Co.		55,302
10,300	SUPERVALU, Inc.		118,759
19,400	Tyson Foods, Inc.		310,788
550	United Natural Foods, Inc. *		18,227
3,700	Winn-Dixie Stores, Inc. *		26,381
			2,238,528
	FOREST PRODUCTS & PAPER - 1.3%
8,800	Boise, Inc. *		57,112
600	Buckeye Technologies, Inc.		8,826
1,040	Clearwater Paper Corp. *		79,123
3,100	Domtar Corp.		200,198
5,500	International Paper Co.		119,625
13,400	MeadWestvaco Corp.		326,692
700	Neenah Paper, Inc.		10,640
4,800	Rayonier, Inc.		240,576
100	Schweitzer-Mauduit International, Inc.		5,831
			1,048,623
	GAS - 1.5%
2,600	AGL Resources, Inc.		99,736
4,300	Energen Corp.		196,596
1,100	Laclede Group, Inc.		37,862
1,300	Nicor, Inc.		59,566
42,800	NiSource, Inc.		744,720
1,700	WGL Holdings, Inc.		64,226
			1,202,706
Jefferson National Equity Fund
PORTFOLIO OF INVESTMENTS
September 30, 2010 (Unaudited) (Continued)
Shares			Value
	HAND/MACHINE TOOLS - 0.4%
10,500	Kennametal, Inc.		$ 324,765

	HEALTHCARE-PRODUCTS - 2.4%
2,200	Align Technology, Inc. *		43,076
2,300	American Medical Systems Holdings, Inc. *		45,034
26,500	Boston Scientific Corp. *		162,445
3,400	Bruker Corp. *		47,702
8,500	Caliper Life Sciences, Inc. *		33,915
200	Cepheid, Inc. *		3,742
3,600	Cooper Cos., Inc.		166,392
900	Cyberonics, Inc. *		24,012
1,200	Cynosure, Inc. - Cl. A *		12,252
200	Haemonetics Corp. *		11,706
25,100	Hill-Rom Holdings, Inc.		900,839
300	Integra LifeSciences Holdings Corp. *		11,838
500	Invacare Corp.		13,255
200	Masimo Corp.		5,462
400	Orthofix International NV *		12,568
2,200	PSS World Medical, Inc. *		47,036
1,800	Sirona Dental Systems, Inc. *		64,872
200	SonoSite, Inc. *		6,702
1,200	STERIS Corp.		39,864
4,000	Varian Medical Systems, Inc. *		242,000
1,400	Volcano Corp. *		36,372
			1,931,084
	HEALTHCARE-SERVICES - 2.6%
700	America Service Group, Inc.		10,416
3,700	AMERIGROUP Corp. *		157,139
10,600	Coventry Health Care, Inc. *		228,218
22,100	Health Net, Inc. *		600,899
18,400	Humana, Inc. *		924,416
2,600	Kindred Healthcare, Inc. *		33,852
1,800	Magellan Health Services, Inc. *		85,032
8,900	Metropolitan Health Networks, Inc. *		33,820
300	Molina Healthcare, Inc. *		8,097
			2,081,889
	HOLDING COMPANIES-DIVERSIFIED - 0.1%
3,400	Compass Diversified Holdings		54,944

	HOME FURNISHINGS - 0.0%
1,400	Audiovox Corp. *		9,576
1,000	Furniture Brands International, Inc. *		5,380
			14,956
Jefferson National Equity Fund
PORTFOLIO OF INVESTMENTS
September 30, 2010 (Unaudited) (Continued)
Shares			Value
	HOUSEHOLD PRODUCTS/WARES - 0.1%
2,000	American Greetings Corp.		$ 37,180
200	Blyth, Inc.		8,248
400	CSS Industries, Inc.		6,916
300	WD-40 Co.		11,406
			63,750
	HOUSEWARES - 0.7%
9,500	Toro Co.		534,185

	INSURANCE - 4.4%
3,200	American Equity Investment Life Holding Co.		32,768
1,500	American Safety Insurance Holdings Ltd. *		24,510
1,300	Amtrust Financial Services, Inc.		18,876
6,700	Arch Capital Group Ltd. *		561,460
9,600	Aspen Insurance Holdings Ltd.		290,688
15,300	Assurant, Inc.		622,710
11,000	Assured Guaranty Ltd.		188,210
2,100	CNA Surety Corp. *		37,632
2,400	Everest Re Group Ltd.		207,528
1,000	Horace Mann Educators Corp.		17,780
400	Infinity Property & Casualty Corp.		19,508
1,000	Kansas City Life Insurance Co.		31,190
2,500	Montpelier Re Holdings Ltd.		43,300
100	National Western Life Insurance Co.		14,068
3,200	Platinum Underwriters Holdings Ltd.		139,264
17,400	RenaissanceRe Holdings Ltd.		1,043,304
2,100	Torchmark Corp.		111,594
300	United Fire & Casualty Co.		6,363
3,600	Universal American Corp.		53,100
4,700	XL Group PLC		101,802
			3,565,655
Jefferson National Equity Fund
PORTFOLIO OF INVESTMENTS
September 30, 2010 (Unaudited) (Continued)
Shares			Value
	INTERNET - 2.9%
1,900	Ancestry.com, Inc. *		$ 43,244
9,000	Earthlink, Inc.		81,810
4,800	Expedia, Inc.		135,408
7,200	F5 Networks, Inc. *		747,432
10,800	Internap Network Services Corp. *		53,028
300	j2 Global Communications, Inc. *		7,137
15,300	Lionbridge Technologies, Inc. *		65,790
2,500	Liquidity Services, Inc. *		40,025
3,000	ModusLink Global Solutions, Inc. *		19,050
3,200	NetFlix, Inc. *		518,912
1,000	Priceline.com, Inc. *		348,340
1,600	Sapient Corp.		19,152
3,800	TIBCO Software, Inc. *		67,412
400	Travelzoo, Inc. *		10,304
3,000	ValueClick, Inc. *		39,240
5,100	VeriSign, Inc. *		161,874
1,100	VirnetX Holding Corp.		16,148
			2,374,306
	INVESTMENT COMPANIES - 0.1%
900	Gladstone Investment Corp.		6,030
7,600	TICC Capital Corp.		78,660
			84,690
	IRON/STEEL - 1.0%
6,300	Carpenter Technology Corp.		212,373
2,700	Cliffs Natural Resources, Inc.		172,584
6,200	Reliance Steel & Aluminum Co.		257,486
3,700	Schnitzer Steel Industries, Inc.		178,636
800	Universal Stainless & Alloy *		19,648
			840,727
	LEISURE TIME - 0.3%
5,600	Harley-Davidson, Inc.		159,264
300	Life Time Fitness, Inc. *		11,841
1,600	Polaris Industries, Inc.		104,160
			275,265
	LODGING - 0.6%
3,300	Hyatt Hotels Corp. - Cl. A *		123,387
3,600	Wyndham Worldwide Corp.		98,892
3,200	Wynn Resorts Ltd.		277,664
			499,943
Jefferson National Equity Fund
PORTFOLIO OF INVESTMENTS
September 30, 2010 (Unaudited) (Continued)
Shares			Value
	MACHINERY-DIVERSIFIED - 1.9%
1,200	Alamo Group, Inc.		$ 26,796
500	Altra Holdings, Inc. *		7,365
2,900	Applied Industrial Technologies, Inc.		88,740
800	Briggs & Stratton Corp.		15,208
10,200	Cummins, Inc.		923,916
1,200	iRobot Corp. *		22,284
1,475	NACCO Industries, Inc.		128,900
600	Nordson Corp.		44,214
4,200	Rockwell Automation, Inc.		259,266
700	Tennant Co.		21,630
			1,538,319
	MEDIA - 2.1%
1,500	Belo Corp. *		9,300
20,900	CBS Corp.		331,474
14,400	DISH Network Corp.		275,904
700	Entercom Communications Corp. - Cl. A *		5,502
6,600	Factset Research Systems, Inc.		535,458
15,600	Gannett Co., Inc.		190,788
10,900	Liberty Global, Inc. *		335,829
9,500	McClatchy Co. *		37,335
1,800	Sinclair Broadcast Group, Inc. *		12,636
			1,734,226
	METAL FABRICATE/HARDWARE - 1.8%
300	Hawk Corp. - Cl. A *		12,981
1,500	Haynes International, Inc.		52,380
400	Kaydon Corp.		13,840
1,000	Ladish Co., Inc. *		31,130
31,400	Timken Co.		1,204,504
7,300	Worthington Industries, Inc.		109,719
			1,424,554
	MINING - 0.6%
1,600	Globe Specialty Metals, Inc. *		22,464
1,600	Kaiser Aluminum Corp.		68,464
18,500	Titanium Metals Corp. *		369,260
100	United States Lime & Minerals, Inc. *		3,866
1,400	USEC, Inc. *		7,266
			471,320
Jefferson National Equity Fund
PORTFOLIO OF INVESTMENTS
September 30, 2010 (Unaudited) (Continued)
Shares			Value
	MISCELLANEOUS MANUFACTURING - 1.6%
1,000	Actuant Corp.		$ 22,960
700	AO Smith Corp.		40,523
400	AZZ, Inc.		17,136
200	Brink's Co.		4,600
5,900	Carlisle Cos., Inc.		176,705
900	CLARCOR, Inc.		34,767
3,000	Eaton Corp.		247,470
200	EnPro Industries, Inc. *		6,256
1,400	Hexcel Corp. *		24,906
18,700	Leggett & Platt, Inc.		425,612
2,600	Park-Ohio Holdings Corp. *		34,580
3,200	Parker Hannifin Corp.		224,192
700	Polypore International, Inc. *		21,112
300	STR Holdings, Inc. *		6,462
1,100	Sturm Ruger & Co., Inc.		15,004
			1,302,285
	OFFICE FURNISHINGS - 0.1%
1,100	Herman Miller, Inc.		21,648
600	HNI Corp.		17,256
600	Knoll, Inc.		9,306
			48,210
	OIL & GAS - 4.5%
2,000	Bill Barrett Corp. *		72,000
500	Brigham Exploration Co. *		9,375
100	Clayton Williams Energy, Inc. *		5,059
5,600	CVR Energy, Inc. *		46,200
800	Delek US Holdings, Inc.		5,728
15,900	Forest Oil Corp. *		472,230
6,400	Frontier Oil Corp.		85,760
1,900	Gulfport Energy Corp. *		26,296
700	Panhandle Oil and Gas, Inc.		17,283
47,000	Patterson-UTI Energy, Inc.		802,760
2,200	Petroleum Development Corp. *		60,720
3,200	Rowan Cos., Inc. *		97,152
4,800	Sunoco, Inc.		175,200
21,300	Tesoro Corp.		284,568
9,200	Ultra Petroleum Corp. *		386,216
5,500	Vaalco Energy, Inc. *		31,570
12,200	Valero Energy Corp.		213,622
4,700	W&T Offshore, Inc.		49,820
8,200	Whiting Petroleum Corp. *		783,182
			3,624,741
Jefferson National Equity Fund
PORTFOLIO OF INVESTMENTS
September 30, 2010 (Unaudited) (Continued)
Shares			Value
	OIL & GAS SERVICES - 1.3%
100	CARBO Ceramics, Inc.		$ 8,100
4,800	Complete Production Services, Inc. *		98,160
100	Dril-Quip, Inc. *		6,211
2,000	Matrix Service Co. *		17,500
17,200	Oil States International, Inc. *		800,660
300	OYO Geospace Corp. *		17,364
6,000	RPC, Inc.		126,960
			1,074,955
	PACKAGING & CONTAINERS - 0.4%
10,100	Graphic Packaging Holding Co. *		33,734
300	Rock-Tenn Co.		14,943
9,000	Sonoco Products Co.		300,960
			349,637
	PHARMACEUTICALS - 3.8%
31,800	AmerisourceBergen Corp.		974,988
700	Catalyst Health Solutions, Inc. *		24,647
7,400	Cephalon, Inc. *		462,056
1,500	Depomed, Inc. *		6,720
11,800	Forest Laboratories, Inc. *		364,974
7,200	Herbalife Ltd.		434,520
4,400	Impax Laboratories, Inc. *		87,120
1,100	Jazz Pharmaceuticals, Inc. *		11,803
1,600	Mead Johnson Nutrition Co. - Cl. A		91,056
3,700	Medicis Pharmaceutical Corp.		109,705
9,500	Nabi Biopharmaceuticals *		45,600
12,000	Neurocrine Biosciences, Inc. *		72,720
7,500	Osiris Therapeutics, Inc. *		54,600
2,200	Questcor Pharmaceuticals, Inc. *		21,824
9,700	Santarus, Inc. *		29,197
9,900	Sciclone Pharmaceuticals, Inc. *		26,136
2,800	USANA Health Sciences, Inc. *		113,008
7,300	Viropharma, Inc. *		108,843
			3,039,517
	PIPELINES - 0.4%
7,200	El Paso Corp.		89,136
5,200	Oneok, Inc.		234,208
			323,344
	REAL ESTATE - 0.5%
13,400	CB Richard Ellis Group, Inc. - Cl. A *		244,952
2,100	Jones Lang LaSalle, Inc.		181,167
			426,119
Jefferson National Equity Fund
PORTFOLIO OF INVESTMENTS
September 30, 2010 (Unaudited) (Continued)
Shares			Value
	REITS - 6.7%
1,900	Agree Realty Corp.		$ 47,975
4,200	American Capital Agency Corp.		111,594
41,200	Annaly Capital Management, Inc.		725,120
19,400	Ashford Hospitality Trust, Inc. *		175,570
4,500	Boston Properties, Inc.		374,040
8,400	Brandywine Realty Trust		102,900
1,000	CBL & Associates Properties, Inc.		13,060
1,300	Chesapeake Lodging Trust		21,268
79,100	Chimera Investment Corp.		312,445
29,925	CommonWealth REIT		766,080
2,200	Cypress Sharpridge Investments, Inc.		29,370
4,200	Education Realty Trust, Inc.		30,030
100	Equity Lifestyle Properties, Inc.		5,448
4,500	Equity Residential		214,065
11,500	First Industrial Realty Trust, Inc. *		58,305
2,100	Hatteras Financial Corp.		59,787
7,800	HCP, Inc.		280,644
3,200	Health Care REIT, Inc.		151,488
13,700	Hospitality Properties Trust		305,921
3,100	Invesco Mortgage Capital, Inc.		66,712
15,000	Kimco Realty Corp.		236,250
8,900	Lexington Realty Trust		63,724
5,300	Macerich Co.		227,635
2,574	One Liberty Properties, Inc.		40,952
3,200	Parkway Properties, Inc.		47,360
1,900	Pennsylvania Real Estate Investment Trust		22,534
2,400	PS Business Parks, Inc.		135,768
8,600	Resource Capital Corp.		54,610
1,000	Tanger Factory Outlet Centers		47,140
6,800	Ventas, Inc.		350,676
2,624	Vornado Realty Trust		224,431
1,200	Walter Investment Management Corp.		20,988
1,700	Washington Real Estate Investment Trust		53,941
3,000	Winthrop Realty Trust		37,080
			5,414,911
Jefferson National Equity Fund
PORTFOLIO OF INVESTMENTS
September 30, 2010 (Unaudited) (Continued)
Shares			Value
	RETAIL - 5.8%
1,100	99 Cents Only Stores *		$ 20,768
3,200	Advance Auto Parts, Inc.		187,776
1,000	AnnTaylor Stores Corp. *		20,240
4,600	Asbury Automotive Group, Inc. *		64,722
5,500	Big Lots, Inc. *		182,875
10,800	Brinker International, Inc.		203,688
200	Buffalo Wild Wings, Inc. *		9,578
900	Caribou Coffee Co., Inc. *		9,360
1,400	Cato Corp.		37,464
1,400	Cheesecake Factory, Inc. *		37,058
1,600	Chipotle Mexican Grill, Inc. - Cl. A *		275,200
3,300	Cracker Barrel Old Country Store, Inc.		167,508
100	Destination Maternity Corp. *		3,292
3,400	Dillard's, Inc.		80,376
7,050	Dollar Tree, Inc. *		343,758
300	Domino's Pizza, Inc. *		3,966
200	DSW, Inc. - Cl. A *		5,740
300	Ezcorp, Inc. *		6,012
7,000	Finish Line, Inc.		97,370
1,500	First Cash Financial Services, Inc. *		41,625
1,200	Group 1 Automotive, Inc. *		35,856
500	Hibbett Sports, Inc. *		12,475
3,000	HSN, Inc. *		89,700
1,100	Jo-Ann Stores, Inc. *		49,005
550	JOS A Bank Clothiers, Inc. *		23,436
10,700	Ltd Brands, Inc.		286,546
12,500	Macy's, Inc.		288,625
1,200	Nu Skin Enterprises, Inc.		34,560
500	Papa John's International, Inc. *		13,190
3,400	PC Connection, Inc. *		23,222
300	PF Chang's China Bistro, Inc.		13,860
9,200	Pier 1 Imports, Inc. *		75,348
2,600	Retail Ventures, Inc. *		27,976
9,700	Ross Stores, Inc.		529,814
6,300	Ruby Tuesday, Inc. *		74,781
4,600	Signet Jewelers Ltd. *		146,004
17,400	Starbucks Corp.		445,092
2,100	Talbots, Inc. *		27,510
1,900	Texas Roadhouse, Inc. - Cl. A *		26,714
800	Ulta Salon Cosmetics & Fragrance, Inc. *		23,360
19,500	Williams-Sonoma, Inc.		618,150
2,000	World Fuel Services Corp.		52,020
			4,715,620
Jefferson National Equity Fund
PORTFOLIO OF INVESTMENTS
September 30, 2010 (Unaudited) (Continued)
Shares			Value
	SAVINGS & LOANS - 0.1%
2,200	Abington Bancorp, Inc.		$ 23,188
5,300	Provident Financial Services, Inc.		65,508
			88,696
	SEMICONDUCTORS - 3.9%
1,600	Actel Corp. *		25,520
15,500	Advanced Micro Devices, Inc. *		110,205
25,700	Altera Corp.		775,112
3,100	Cirrus Logic, Inc. *		55,304
1,400	GT Solar International, Inc. *		11,718
3,400	Integrated Silicon Solution, Inc. *		29,274
1,600	Kulicke & Soffa Industries, Inc. *		9,904
31,700	Lattice Semiconductor Corp. *		150,575
37,000	Linear Technology Corp.		1,137,010
400	Omnivision Technologies, Inc. *		9,216
3,900	Photronics, Inc. *		20,631
2,100	Rovi Corp. *		105,861
12,700	Silicon Image, Inc. *		60,706
46,000	Teradyne, Inc. *		512,440
3,200	Veeco Instruments, Inc. *		111,584
			3,125,060
	SOFTWARE - 2.3%
1,600	ACI Worldwide, Inc. *		35,824
300	Acxiom Corp. *		4,758
1,100	Advent Software, Inc. *		57,409
400	Ariba, Inc. *		7,560
6,800	Autodesk, Inc. *		217,396
600	Blackbaud, Inc.		14,424
700	CommVault Systems, Inc. *		18,221
1,100	CSG Systems International, Inc. *		20,053
900	Deltek, Inc. *		7,209
4,200	Guidance Software, Inc. *		24,528
17,100	Intuit, Inc. *		749,151
1	JDA Software Group, Inc. *		25
800	Lawson Software, Inc. *		6,776
1,900	Medidata Solutions, Inc. *		36,480
1,000	Opnet Technologies, Inc.		18,150
500	Parametric Technology Corp. *		9,770
1,200	Progress Software Corp. *		39,720
2,200	QAD, Inc. *		9,152
2,400	Quest Software, Inc. *		59,016
2,750	Renaissance Learning, Inc.		28,022
5,800	Solera Holdings, Inc.		256,128
500	Synchronoss Technologies, Inc. *		8,905
1,600	Take-Two Interactive Software, Inc. *		16,224
300	Ultimate Software Group, Inc. *		11,592
5,700	VeriFone Systems, Inc. *		177,099
			1,833,592
Jefferson National Equity Fund
PORTFOLIO OF INVESTMENTS
September 30, 2010 (Unaudited) (Continued)
Shares			Value
	TELECOMMUNICATIONS - 2.9%
1,500	Acme Packet, Inc. *		$ 56,910
800	ADTRAN, Inc.		28,240
13,200	Amdocs Ltd. *		378,312
1,200	Anixter International, Inc. *		64,788
1,700	Aruba Networks, Inc. *		36,278
1,200	Black Box Corp.		38,472
500	Consolidated Communications Holdings, Inc.		9,335
3,600	Crown Castle International Corp. *		158,940
2,300	IDT Corp. *		40,917
1,000	Infinera Corp. *		11,670
1,800	InterDigital, Inc. *		53,298
600	IPG Photonics Corp. *		14,484
200	LogMeIn, Inc. *		7,196
19,000	MetroPCS Communications, Inc. *		198,740
700	Netgear, Inc. *		18,907
3,400	Plantronics, Inc.		114,852
121,200	Qwest Communications International, Inc.		759,924
4,000	RF Micro Devices, Inc. *		24,560
400	Shenandoah Telecommunications Co.		7,268
8,900	TW Telecom, Inc - Cl. A *		165,273
6,200	USA Mobility, Inc.		99,386
19,900	Vonage Holdings Corp. *		50,745
			2,338,495
	TOYS/GAMES/HOBBIES - 0.2%
2,000	Jakks Pacific, Inc. *		35,280
4,300	Mattel, Inc.		100,878
			136,158
	TRANSPORTATION - 1.2%
6,400	Alexander & Baldwin, Inc.		222,976
9,000	Frontline Ltd.		255,870
1,600	Genco Shipping & Trading Ltd. *		25,504
800	HUB Group, Inc. *		23,408
300	Old Dominion Freight Line, Inc. *		7,626
9,400	Pacer International, Inc. *		56,776
400	PAM Transportation Services, Inc. *		5,032
1,400	PHI, Inc. *		22,652
9,000	Ryder System, Inc.		384,930
			1,004,774
	TRUCKING & LEASING - 0.2%
1,800	Amerco, Inc. *		143,064
400	Textainer Group Holdings Ltd.		10,696
			153,760
	WATER - 0.3%
9,600	American Water Works Co., Inc.		223,392

	TOTAL COMMON STOCK (Cost - $71,639,740)		79,913,471

Jefferson National Equity Fund
PORTFOLIO OF INVESTMENTS
September 30, 2010 (Unaudited) (Continued)
Shares			Value
	SHORT-TERM INVESTMENTS - 1.1%
885,648	AIM STIT Liquid Assets Portfolio, to yield 0.15% (Cost - $885,648) (a)		$ 885,648

	TOTAL INVESTMENTS - 100.0% (Cost - $72,525,388) (b)		$ 80,799,119
	OTHER ASSETS LESS LIABILITIES - 0.0%		22,917
	NET ASSETS - 100.0%		$ 80,822,036

* Non-income producing security.

(a) Variable rate security, the money market rate shown represents the rate at September 30, 2010.

(b) Represents cost for financial reporting purposes.  Aggregate cost for book purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 10,578,006
		Unrealized depreciation:	(2,304,275)
		Net unrealized appreciation:	$ 8,273,731

Jefferson National Balanced Fund
PORTFOLIO OF INVESTMENTS
September 30, 2010 (Unaudited)
Shares				Value

	COMMON STOCK - 67.4%
	ADVERTISING - 0.1%
600	Omnicom Group, Inc.			$ 23,688

	AEROSPACE/DEFENSE - 1.7%
1,400	Boeing Co.			93,156
1,200	General Dynamics Corp.			75,372
2,900	Northrop Grumman Corp.			175,827
				344,355
	AGRICULTURE - 1.5%
1,510	Altria Group, Inc.			36,270
1,800	Archer-Daniels-Midland Co.			57,456
2,371	Lorillard, Inc.			190,415
510	Philip Morris International, Inc.			28,570
				312,711
	AIRLINES - 0.3%
800	Continental Airlines, Inc. *			19,872
1,700	United Continental Holdings, Inc. *			40,171
				60,043
	APPAREL - 0.2%
800	Coach, Inc.			34,368

	AUTO MANUFACTURERS - 0.1%
1,000	Oshkosh Corp. *			27,500

	AUTO PARTS & EQUIPMENT - 0.3%
1,500	TRW Automotive Holdings Corp. *			62,340

	BANKS - 5.5%
3,106	Bank of America Corp.			40,720
3,800	Capital One Financial Corp.			150,290
38,200	Citigroup, Inc. *			148,980
3,300	Comerica, Inc.			122,595
730	Goldman Sachs Group, Inc.			105,543
7,740	JPMorgan Chase & Co.			294,662
1,600	M&T Bank Corp.			130,896
1,100	State Street Corp.			41,426
4,500	Wells Fargo & Co.			113,085
				1,148,197
Jefferson National Balanced Fund
PORTFOLIO OF INVESTMENTS
September 30, 2010 (Unaudited) (Continued)
Shares				Value
	BEVERAGES - 1.2%
1,300	Brown-Forman Corp.			$ 80,132
900	Coca-Cola Enterprises, Inc.			27,900
1,500	Dr Pepper Snapple Group, Inc.			53,280
1,410	PepsiCo, Inc.			93,680
				254,992
	BIOTECHNOLOGY - 1.4%
3,150	Amgen, Inc. *			173,596
1,700	Biogen Idec, Inc. *			95,404
600	Gilead Sciences, Inc. *			21,366
				290,366
	CHEMICALS - 1.5%
400	Ashland, Inc.			19,508
2,800	Cabot Corp.			91,196
400	Cytec Industries, Inc.			22,552
1,650	Lubrizol Corp.			174,850
				308,106
	COMMERCIAL SERVICES - 1.3%
3,100	Hillenbrand, Inc.			66,681
200	ITT Educational Services, Inc. *			14,054
1,000	Manpower, Inc.			52,200
1,900	RR Donnelley & Sons Co.			32,224
1,500	Visa, Inc. - Cl. A			111,390
				276,549
	COMPUTERS - 5.4%
4,000	Accenture PLC - Cl. A			169,960
1,155	Apple, Inc. *			327,731
1,400	Cognizant Technology Solutions Corp. - Cl. A *			90,258
688	Hewlett-Packard Co.			28,944
2,400	International Business Machines Corp.			321,936
2,200	Lexmark International, Inc. *			98,164
2,400	SanDisk Corp. *			87,960
				1,124,953
	COSMETICS/PERSONAL CARE - 1.1%
300	Colgate-Palmolive Co.			23,058
2,400	Estee Lauder Cos., Inc.			151,752
1,002	Procter & Gamble, Co.			60,090
				234,900
	DISTRIBUTION/WHOLESALE - 0.4%
750	WW Grainger, Inc.			89,333

Jefferson National Balanced Fund
PORTFOLIO OF INVESTMENTS
September 30, 2010 (Unaudited) (Continued)
Shares				Value
	DIVERSIFIED FINANCIAL SERVICES - 0.9%
5,200	Discover Financial Services			$ 86,736
600	Franklin Resources, Inc.			64,140
3,300	SLM Corp. *			38,115
				188,991
	ELECTRIC - 1.9%
700	Ameren Corp.			19,880
700	Constellation Energy Group, Inc.			22,568
1,400	DTE Energy Co.			64,302
6,600	Duke Energy Corp.			116,886
2,650	Integrys Energy Group, Inc.			137,959
900	Pinnacle West Capital Corp.			37,143
				398,738
	ELECTRONICS - 0.3%
1,600	Tech Data Corp. *			64,480

	ENGINEERING & CONSTRUCTION - 0.5%
900	Chicago Bridge & Iron Co. NV *			22,005
1,150	Fluor Corp.			56,960
1,000	KBR, Inc.			24,640
				103,605
	FOOD - 1.5%
700	Hershey Co.			33,313
1,700	Kroger Co.			36,822
2,400	SUPERVALU, Inc.			27,672
6,500	Sysco Corp.			185,380
1,900	Tyson Foods, Inc.			30,438
				313,625
	FOREST PRODUCTS & PAPER - 0.4%
400	Domtar Corp.			25,832
1,900	MeadWestvaco Corp.			46,322
				72,154
	GAS - 0.5%
1,800	Atmos Energy Corp.			52,650
2,700	NiSource, Inc.			46,980
				99,630
	HEALTHCARE-PRODUCTS - 2.4%
750	Covidien PLC			30,143
200	CR Bard, Inc.			16,286
2,700	Hill-Rom Holdings, Inc.			96,903
100	Intuitive Surgical, Inc. *			28,374
4,580	Johnson & Johnson			283,777
800	Zimmer Holdings, Inc. *			41,864
				497,347
Jefferson National Balanced Fund
PORTFOLIO OF INVESTMENTS
September 30, 2010 (Unaudited) (Continued)
Shares				Value
	HEALTHCARE-SERVICES - 1.1%
1,800	Health Net, Inc. *			$ 48,942
2,150	Humana, Inc. *			108,016
2,000	UnitedHealth Group, Inc.			70,220
				227,178
	HOME FURNISHINGS - 0.2%
400	Whirlpool Corp.			32,384

	INSURANCE - 2.7%
400	Aflac, Inc.			20,684
1,200	Allied World Assurance Co. Holdings Ltd.			67,908
1,000	Assurant, Inc.			40,700
1,700	Assured Guaranty Ltd.			29,087
1,000	Berkshire Hathaway, Inc. *			82,680
1,800	Chubb Corp.			102,582
3,600	RenaissanceRe Holdings Ltd.			215,856
				559,497
	INTERNET - 2.0%
2,050	F5 Networks, Inc. *			212,810
230	Google, Inc. - Cl. A *			120,932
300	NetFlix, Inc. *			48,648
1,300	VeriSign, Inc. *			41,262
				423,652
	IRON/STEEL - 0.3%
500	Cliffs Natural Resources, Inc.			31,960
500	Reliance Steel & Aluminum Co.			20,765
				52,725
	LODGING - 0.1%
800	Wyndham Worldwide Corp.			21,976

	MACHINERY-CONSTRUCTION & MINING - 0.5%
900	Caterpillar, Inc.			70,812
500	Joy Global, Inc.			35,160
				105,972
	MACHINERY-DIVERSIFIED - 0.1%
300	Rockwell Automation, Inc.			18,519

Jefferson National Balanced Fund
PORTFOLIO OF INVESTMENTS
September 30, 2010 (Unaudited) (Continued)
Shares				Value
	MEDIA - 2.0%
1,200	DIRECTV *			$ 49,956
700	Factset Research Systems, Inc.			56,791
1,500	Gannett Co., Inc.			18,345
1,600	Liberty Global, Inc. *			49,296
800	Liberty Media Corp. Capital *			41,648
5,900	News Corp.			77,054
3,166	Time Warner, Inc.			97,038
800	Viacom, Inc.			28,952
				419,080
	METAL FABRICATE/HARDWARE - 0.7%
3,500	Timken Co.			134,260

	MINING - 0.6%
900	Freeport-McMoRan Copper & Gold, Inc.			76,851
2,100	Titanium Metals Corp. *			41,916
				118,767
	MISCELLANEOUS MANUFACTURING - 2.3%
1,750	3M Co.			151,743
600	Carlisle Cos., Inc.			17,970
800	Eaton Corp.			65,992
11,200	General Electric Co.			182,000
1	John Bean Technologies Corp.			16
1,000	Leggett & Platt, Inc.			22,760
400	Parker Hannifin Corp.			28,024
				468,505
	OIL & GAS - 5.9%
600	Anadarko Petroleum Corp.			34,230
1,000	Apache Corp.			97,760
4,250	ChevronTexaco Corp.			344,462
1,100	Cimarex Energy Co.			72,798
1,800	ConocoPhillips			103,374
500	Devon Energy Corp.			32,370
4,390	Exxon Mobil Corp.			271,258
400	Occidental Petroleum Corp.			31,320
6,800	Patterson-UTI Energy, Inc.			116,144
3,400	Valero Energy Corp.			59,534
750	Whiting Petroleum Corp. *			71,633
				1,234,883
	OIL & GAS SERVICES - 0.9%
1,200	Halliburton Co.			39,684
3,350	Oil States International, Inc. *			155,942
				195,626
Jefferson National Balanced Fund
PORTFOLIO OF INVESTMENTS
September 30, 2010 (Unaudited) (Continued)
Shares				Value
	PHARMACEUTICALS - 3.5%
3,100	AmerisourceBergen Corp.			$ 95,046
1,037	Bristol-Myers Squibb Co.			28,113
4,900	Eli Lilly & Co.			178,997
1,800	Herbalife Ltd.			108,630
86	Mead Johnson Nutrition Co. - Cl. A			4,894
1,700	Medco Health Solutions, Inc. *			88,502
13,208	Pfizer, Inc.			226,781
				730,963
	REAL ESTATE - 0.1%
300	Jones Lang LaSalle, Inc.			25,881

	REITS - 1.7%
4,200	Annaly Capital Management, Inc.			73,920
2,400	Brandywine Realty Trust			29,400
8,500	Chimera Investment Corp.			33,575
3,325	CommonWealth REIT			85,120
1,800	Hospitality Properties Trust			40,194
1,000	Public Storage			97,040
				359,249
	RETAIL - 4.1%
500	Big Lots, Inc. *			16,625
200	Chipotle Mexican Grill, Inc. - Cl. A *			34,400
1,200	Macy's, Inc.			27,708
1,300	McDonald's Corp.			96,863
1,900	Ross Stores, Inc.			103,778
5,800	Starbucks Corp.			148,364
1,500	TJX Cos., Inc.			66,945
4,850	Wal-Mart Stores, Inc.			259,572
2,900	Williams-Sonoma, Inc.			91,930
				846,185
	SEMICONDUCTORS - 1.8%
4,200	Altera Corp.			126,672
6,200	Intel Corp.			119,226
3,400	Linear Technology Corp.			104,482
3,500	Micron Technology, Inc. *			25,235
				375,615
	SOFTWARE - 2.7%
600	Intuit, Inc. *			26,286
17,640	Microsoft Corp.			432,004
2,400	Oracle Corp.			64,440
500	VMware, Inc. - Cl. A *			42,470
				565,200
Jefferson National Balanced Fund
PORTFOLIO OF INVESTMENTS
September 30, 2010 (Unaudited) (Continued)
Shares				Value
	TELECOMMUNICATIONS - 2.6%
10,422	AT&T, Inc.			$ 298,069
198	Aviat Networks, Inc. *			810
5,400	JDS Uniphase Corp. *			66,906
3,100	Motorola, Inc. *			26,443
500	NII Holdings, Inc. *			20,550
14,400	Qwest Communications International, Inc.			90,288
1,300	Verizon Communications, Inc.			42,367
				545,433
	TRANSPORTATION - 0.9%
1,000	Frontline Ltd.			28,430
1,200	Ryder System, Inc.			51,324
300	Union Pacific Corp.			24,540
1,350	United Parcel Service, Inc. - Cl. B			90,032
				194,326
	WATER - 0.2%
1,300	American Water Works Co., Inc.			30,251

	TOTAL COMMON STOCK (Cost - $12,526,976)			14,017,098

Par Value		Coupon Rate (%)	Maturity	Value
	BONDS & NOTES - 32.4%
	AEROSPACE/DEFENSE - 0.6%
$ 40,000	Boeing Co.	3.7500	11/20/2016	$ 43,551
45,000	Lockheed Martin Corp.	7.6500	5/1/2016	57,041
25,000	Northrop Grumman Systems Corp.	7.7500	2/15/2031	34,157
				134,749
	AGRICULTURE - 0.7%
10,000	Altria Group, Inc.	9.7000	11/10/2018	13,489
50,000	Archer-Daniels-Midland Co.	5.4500	3/15/2018	58,033
25,000	Lorillard Tobacco Co.	6.8750	5/1/2020	26,539
35,000	Reynolds American, Inc.	7.2500	6/1/2013	39,204
				137,265
	AUTO MANUFACTURERS - 0.2%
35,000	PACCAR, Inc.	6.8750	2/15/2014	40,845

Jefferson National Balanced Fund
PORTFOLIO OF INVESTMENTS
September 30, 2010 (Unaudited) (Continued)
Par Value		Coupon Rate (%)	Maturity	Value
	BANKS - 2.3%
55,000	Bank of America Corp.	5.7500	12/1/2017	$ 58,716
25,000	Bank of America Corp.	7.6250	6/1/2019	29,711
45,000	Citigroup, Inc.	5.5000	4/11/2013	48,305
25,000	Citigroup, Inc.	8.5000	5/22/2019	30,858
70,000	Credit Suisse	5.0000	5/15/2013	76,140
50,000	Goldman Sachs Group, Inc.	5.9500	1/18/2018	54,892
25,000	JPMorgan Chase & Co.	4.9500	3/25/2020	26,631
40,000	JPMorgan Chase & Co.	6.0000	1/15/2018	45,534
10,000	Morgan Stanley	5.6250	9/23/2019	10,382
25,000	Morgan Stanley	5.9500	12/28/2017	26,788
20,000	Royal Bank of Scotland Group PLC	6.4000	10/21/2019	21,580
30,000	Royal Bank of Scotland PLC	3.4000	8/23/2013	30,675
20,000	Wachovia Bank NA	5.8500	2/1/2037	20,452
				480,664
	BEVERAGES - 0.2%
40,000	Coca-Cola Enterprises, Inc.	7.3750	3/3/2014	47,885

	CHEMICALS - 0.3%
25,000	Dow Chemical Co.	7.6000	5/15/2014	29,177
35,000	EI du Pont de Nemours & Co.	5.0000	1/15/2013	38,076
				67,253
	COMMERCIAL MBS - 2.1%
50,986	Banc of America Commercial Mortgage, Inc. 2005-6 A4 **	5.3460	9/10/2047	56,292
74,831	Bear Stearns Commercial Mortgage Securities 2003-T10 A1	4.0000	3/13/2040	76,730
107,078	GE Capital Commercial Mortgage Corp. 2002-2A A2	4.9700	8/11/2036	110,772
55,000	Greenwich Capital Commercial Funding Corp. 2004-GG1 A7 **	5.3170	6/10/2036	59,779
65,000	JP Morgan Chase Commercial Mortgage Securities Corp. 2002-C2 A2	5.0500	12/12/2034	68,795
4,687	Wachovia Bank Commercial Mortgage Trust 2005-C19 A2	4.5160	5/15/2044	4,686
55,000	Wachovia Bank Commercial Mortgage Trust 2005-C16 A4 **	4.8470	10/15/2041	60,846
				437,900
	COMPUTERS - 0.2%
35,000	Hewlett-Packard Co.	4.5000	3/1/2013	37,862

	DIVERSIFIED FINANCIAL SERVICES - 0.9%
40,000	American Express Co.	7.2500	5/20/2014	46,786
10,000	CME Group, Inc.	5.7500	2/15/2014	11,344
40,000	General Electric Capital Corp.	5.6250	5/1/2018	44,373
25,000	General Electric Capital Corp.	6.7500	3/15/2032	27,747
35,000	National Rural Utilities Cooperative Finance Corp.	10.3750	11/1/2018	50,121
				180,371
Jefferson National Balanced Fund
PORTFOLIO OF INVESTMENTS
September 30, 2010 (Unaudited) (Continued)
Par Value		Coupon Rate (%)	Maturity	Value
	ELECTRIC - 1.3%
45,000	Consolidated Edison Co. of New York, Inc.	5.3750	12/15/2015	$ 52,048
40,000	Exelon Generation Co. LLC	6.2000	10/1/2017	46,760
50,000	Florida Power & Light Co.	4.8500	2/1/2013	54,356
20,000	Georgia Power Co.	5.4000	6/1/2040	21,593
20,000	MidAmerican Energy Co.	5.7500	11/1/2035	22,005
15,000	Nisource Finance Corp.	6.4000	3/15/2018	17,280
25,000	Nisource Finance Corp.	6.8000	1/15/2019	29,477
20,000	Virginia Electric and Power Co.	8.8750	11/15/2038	30,272
				273,791
	FOOD - 1.1%
70,000	General Mills, Inc.	5.2000	3/17/2015	80,002
35,000	Kellogg Co.	7.4500	4/1/2031	47,213
40,000	Kraft Foods, Inc.	6.8750	1/26/2039	48,420
15,000	Kroger Co.	5.5000	2/1/2013	16,382
35,000	Kroger Co.	6.7500	4/15/2012	37,794
				229,811
	HOUSEHOLD PRODUCTS/WARES - 0.1%
25,000	Kimberly-Clark Corp.	6.1250	8/1/2017	30,276

	INSURANCE - 1.7%
35,000	Aflac, Inc.	8.5000	5/15/2019	44,565
35,000	American International Group, Inc.	5.8500	1/16/2018	36,142
35,000	Berkshire Hathaway Finance Corp.	4.8500	1/15/2015	39,333
35,000	Chubb Corp.	6.5000	5/15/2038	42,641
25,000	Genworth Financial, Inc.	5.7500	6/15/2014	25,882
30,000	Marsh & McLennan Cos., Inc.	5.3750	7/15/2014	32,310
30,000	MetLife, Inc.	2.3750	2/6/2014	30,318
40,000	Prudential Financial, Inc.	4.7500	9/17/2015	43,315
55,000	Travelers Cos., Inc.	5.3750	6/15/2012	58,306
				352,812
	MEDIA - 0.6%
20,000	CBS Corp.	5.5000	5/15/2033	19,164
30,000	Comcast Corp.	5.8750	2/15/2018	34,497
35,000	DIRECTV Holdings LLC	3.1250	2/15/2016	35,311
30,000	Time Warner Cable, Inc.	5.8500	5/1/2017	34,146
				123,118
	MISCELLANEOUS MANUFACTURING - 0.2%
35,000	Honeywell International, Inc.	4.2500	3/1/2013	37,843

	OIL & GAS - 0.5%
55,000	Devon Energy Corp.	6.3000	1/15/2019	66,316
30,000	Hess Corp.	8.1250	2/15/2019	39,311
				105,627
Jefferson National Balanced Fund
PORTFOLIO OF INVESTMENTS
September 30, 2010 (Unaudited) (Continued)
Par Value		Coupon Rate (%)	Maturity	Value
	PHARMACEUTICALS - 0.9%
25,000	Abbott Laboratories	5.8750	5/15/2016	$ 29,899
30,000	Cardinal Health, Inc.	5.5000	6/15/2013	32,756
30,000	GlaxoSmithKline Capital, Inc.	6.3750	5/15/2038	37,170
30,000	McKesson Corp.	7.5000	2/15/2019	37,921
50,000	Wyeth	5.5000	3/15/2013	55,327
				193,073
	PIPELINES - 0.6%
30,000	Spectra Energy Capital LLC	6.2000	4/15/2018	34,357
55,000	TransCanada PipeLines Ltd.	4.8750	1/15/2015	61,507
15,000	TransCanada PipeLines Ltd.	7.1250	1/15/2019	19,104
				114,968
	RETAIL - 0.4%
30,000	McDonald's Corp.	6.3000	10/15/2037	37,154
40,000	Wal-Mart Stores, Inc.	6.5000	8/15/2037	49,930
				87,084
	TELECOMMUNICATIONS - 1.7%
70,000	AT&T, Inc.	5.1000	9/15/2014	78,473
60,000	AT&T, Inc.	6.7000	11/15/2013	69,361
15,000	Cisco Systems, Inc.	5.9000	2/15/2039	17,254
50,000	Qwest Corp.	8.8750	3/15/2012	54,951
35,000	Telecom Italia Capital SA	5.2500	11/15/2013	37,504
45,000	Telefonica Emisiones SAU	2.5820	4/26/2013	45,785
35,000	Verizon Communications, Inc.	6.4000	2/15/2038	40,195
				343,523
	TRANSPORTATION - 0.5%
40,000	Burlington Northern Santa Fe LLC	5.9000	7/1/2012	43,312
20,000	Norfolk Southern Corp.	5.6400	5/17/2029	21,972
21,000	Union Pacific Corp.	6.2500	5/1/2034	23,991
20,000	United Parcel Service, Inc.	6.2000	1/15/2038	24,514
				113,789
	US GOVERNMENT - 2.5%
300,000	United States Treasury Note	2.2500	5/31/2014	315,281
660,000	United States Treasury Strip Principal	0.0000	8/15/2039	208,804
				524,085
	US GOVERNMENT AGENCY - 6.9%
50,000	Federal Home Loan Banks	1.6250	11/21/2012	51,105
125,000	Federal Home Loan Banks	4.0000	9/6/2013	136,697
600,000	Federal National Mortgage Association	1.0000	4/4/2012	605,088
410,000	Federal National Mortgage Association	2.8750	12/11/2013	435,432
200,000	Federal National Mortgage Association	3.6250	8/15/2011	205,788
				1,434,110
Jefferson National Balanced Fund
PORTFOLIO OF INVESTMENTS
September 30, 2010 (Unaudited) (Continued)
Par Value		Coupon Rate (%)	Maturity	Value
	US GOVERNMENT AGENCIES - MORTGAGE BACKED - 5.9%
102,158	Federal National Mortgage Association	4.0000	5/1/2014	$ 106,745
10,750	Federal National Mortgage Association	4.0000	10/1/2020	11,297
25,231	Federal National Mortgage Association	4.0000	2/1/2022	26,456
49,017	Federal National Mortgage Association	4.5000	11/1/2019	52,087
19,758	Federal National Mortgage Association	4.5000	9/1/2035	20,699
65,887	Federal National Mortgage Association	4.5000	11/1/2039	68,605
45,331	Federal National Mortgage Association	5.0000	3/1/2023	48,187
105,749	Federal National Mortgage Association	5.0000	9/1/2033	112,233
10,799	Federal National Mortgage Association	5.0000	10/1/2035	11,423
141,551	Federal National Mortgage Association	5.0000	2/1/2036	149,505
32,244	Federal National Mortgage Association	5.5000	6/1/2022	34,852
157,940	Federal National Mortgage Association	5.5000	2/1/2037	168,297
50,329	Federal National Mortgage Association	6.0000	3/1/2036	54,917
30,319	Federal National Mortgage Association	6.0000	3/1/2037	32,788
57,371	Federal National Mortgage Association	6.0000	8/1/2037	61,842
20,213	Federal National Mortgage Association	6.0000	5/1/2038	21,789
39,597	Federal National Mortgage Association	6.5000	3/1/2037	43,457
1,698	Federal National Mortgage Association	7.0000	6/1/2029	1,902
66,294	Federal Home Loan Mortgage Corp.	4.5000	11/1/2018	70,201
43,933	Federal Home Loan Mortgage Corp.	5.0000	12/1/2020	46,705
34,205	Federal Home Loan Mortgage Corp.	5.5000	9/1/2036	36,406
35,918	Federal Home Loan Mortgage Corp.	6.0000	4/1/2038	38,534
				1,218,927

	TOTAL BONDS & NOTES (Cost - $6,299,099)			6,747,631

Shares	SHORT-TERM INVESTMENTS - 0.3%
70,442	AIM STIT Liquid Assets Portfolio, to yield 0.15% (Cost $70,442) (a)			70,442

	TOTAL INVESTMENTS - 100.1% (Cost - $18,896,517) (b)			$ 20,835,171
	LIABILITIES LESS OTHER ASSETS - (0.1) %			(25,619)
	NET ASSETS - 100.0%			$ 20,809,552

* Non-income producing security.
** Variable rate - interest rate subject to periodic change.
(a) Variable rate security, the money market rate shown represents the rate at September 30, 2010.

(b) Represents cost for financial reporting purposes.  Aggregate cost for book purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:		$ 2,322,109
		Unrealized depreciation:		(383,455)
		Net unrealized appreciation:		$ 1,938,654

Jefferson National Money Market Portfolio
PORTFOLIO OF INVESTMENTS
September 30, 2010 (Unaudited)
Par Value			Coupon Rate (%)	Maturity	Value

		CERTIFICATE OF DEPOSIT - 5.7%
$ 5,000,000	+	Royal Bank of Canada	0.2563	11/4/2010	$ 5,000,000
		TOTAL CERTIFICATE OF DEPOSIT (Cost - $5,000,000)

		COMMERCIAL PAPER - 41.8%
4,400,000	*	Atlantic Asset Securitization	0.2200	10/6/2010	4,399,866
4,000,000	*	Concord Minutemen Capital Co.	0.3200	10/6/2010	3,999,822
3,300,000	*	Grampian Funding	0.2800	10/14/2010	3,299,666
4,300,000	*	LMA-Americas LLC	0.2500	10/25/2010	4,299,284
4,000,000	*	Legacy Capital Company, LLC	0.2500	10/1/2010	4,000,000
4,800,000	*	Lexington Parker Capital	0.3200	10/4/2010	4,799,872
4,000,000	*	Mont Blanc Capital Corp.	0.2600	10/12/2010	3,999,682
4,000,000		Societe Generale North America	0.2200	10/1/2010	4,000,000
4,000,000	*	Victory Receivables	0.2000	10/1/2010	4,000,000
		TOTAL COMMERCIAL PAPER (Cost - $36,798,192)			36,798,192

		CORPORATE NOTES - 7.3%
1,200,000	+	Atlanticare Health Services Inc.	0.2800	10/1/2033	1,200,000
1,650,000	+	Benjamin Rose Institute	0.3000	12/1/2028	1,650,000
3,900,000	+	Capital Markets Access Co. LC	0.3300	7/1/2038	3,900,000
4,400,000	*,+	M3 Realty LLC	0.3500	1/1/2033	4,400,000
1,315,000	+	S&L Capital LLC	0.4300	7/1/2040	1,315,000
5,300,000	*,+	St Jean Industries Inc.	0.4400	10/1/2021	5,300,000
1,800,000		Unilever Capital Corp.	7.1250	11/1/2010	1,810,163
		TOTAL CORPORATE NOTES (Cost - $19,575,163)			19,575,163

		MUNICIPAL BONDS - 30.3%
700,000	+	Charlotte North Carolina Taxable COP (Nascar Hall of Fame Facilities) Series 2009D	0.2700	6/1/2035	700,000
600,000	+	Fredericksburg Virginia Economic Development Authority Taxable RB (Student Housing - Eagle Village I) VRDN, Series 2009B	0.3100	9/1/2041	600,000
4,100,000	+	Massachusetts State Housing Finance Agency Taxable RB Series 2009B	0.3100	1/1/2044	4,100,000
1,400,000	+	Norfolk Viriginia Redevelopment & Housing Authority Taxable RB (Norfolk Housing) Series 2009	0.3100	9/1/2039	1,400,000
855,000	+	Ogden City Utah Redevelopment Agency Taxable VRDN Refunding Series 2009B-1	0.2800	12/1/2027	855,000
1,705,000	+	Ogden City Utah Redevelopment Agency Taxable VRDN Refunding Series 2009B-2	0.3300	12/1/2027	1,705,000
4,000,000	+	Ohio State Air Quality Development Authority RB Series 2005A	0.3100	8/1/2033	4,000,000
5,300,000	+	Parma Ohio Economic Development RB Series 2006B	0.3000	11/1/2030	5,300,000
4,000,000	+	Sergeant Bluff Iowa Industrial Development RB Series 1996A	0.3700	3/1/2016	4,000,000
4,000,000	+	West Virginia Economic Development Authority RB (Appalachian Power Co.) Series 2009A	0.3000	12/1/2042	4,000,000
		TOTAL MUNICIPAL BONDS (Cost - $26,660,000)			26,660,000
Jefferson National Money Market Portfolio
PORTFOLIO OF INVESTMENTS
September 30, 2010 (Unaudited) (Continued)

		TOTAL INVESTMENTS - 99.9% (Cost - $88,033,355) (a)			$ 88,033,355
		OTHER ASSETS LESS LIABILITIES - 0.1%			89,054
		NET ASSETS - 100.0%			$ 88,122,409

* Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At September 30, 2010 these securities amounted to $42,498,192 or 48.2% of net assets
+ Variable rate security - interest rate subject to periodic change.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same.

COP	Certificates of Participation
RB	Revenue Bonds
VRDN	Variable Rate Demand Notes

JNF Funds
PORTFOLIO OF INVESTMENTS
September 30, 2010 (Unaudited)

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of September 30, 2010 for the Fund’s assets and liabilities measured at fair value:

Jefferson National Balanced Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 14,017,098	$ -	$ -	$ 14,017,098
Bonds & Notes	-	6,747,631	-	6,747,631
Money Market Fund	70,442	-	-	70,442
Total	$ 14,087,540	$ 6,747,631	$ -	$ 20,835,171

Jefferson National Equity Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 79,913,471	$ -	$ -	$ 79,913,471
Money Market Fund	885,648	-	-	885,648
Total	$ 80,799,119	$ -	$ -	$ 80,799,119

Jefferson National Money Market Portfolio
Assets	Level 1	Level 2	Level 3	Total
Certificate of Deposit	$ -	$ 5,000,000	$ -	$ 5,000,000
Commercial Paper	-	36,798,192	-	36,798,192
Corporate Notes	-	19,575,163	-	19,575,163
Municipal Bonds	-	26,660,000	-	26,660,000
Total	$ -	$ 88,033,355	$ -	$ 88,033,355
	The portfolios did not hold any Level 3 securities during the period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Jefferson National Portfolios

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

10/29/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

10/29/10

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

10/29/10